Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (1.5%)
*	Frontier Communications Parent Inc.	161,515	5,622
*	TKO Group Holdings Inc. Class A	27,651	3,815
	Nexstar Media Group Inc. Class A	22,140	3,777
*	ZoomInfo Technologies Inc. Class A	141,167	1,544
	Iridium Communications Inc.	43,217	1,285
	Warner Music Group Corp. Class A	23,779	773
			16,816
Consumer Discretionary (10.2%)
*	GameStop Corp. Class A	283,191	8,227
	Aramark	192,356	7,827
*	Taylor Morrison Home Corp. Class A	76,111	5,622
*	Burlington Stores Inc.	18,435	5,196
	Lithia Motors Inc. Class A	13,024	5,039
	Service Corp. International	52,095	4,615
	Whirlpool Corp.	40,080	4,466
	PVH Corp.	40,784	4,420
	Thor Industries Inc.	38,842	4,335
	Dick's Sporting Goods Inc.	19,876	4,119
	Lear Corp.	41,075	4,019
	Gap Inc.	161,573	3,918
*	AutoNation Inc.	19,121	3,421
	Macy's Inc.	201,817	3,278
	Harley-Davidson Inc.	86,492	2,909
*	Mattel Inc.	138,978	2,643
	Polaris Inc.	38,261	2,640
	Marriott Vacations Worldwide Corp.	23,549	2,337
	Graham Holdings Co. Class B	2,509	2,336
*	RH	6,000	2,311
	Penske Automotive Group Inc.	13,650	2,273
*	Goodyear Tire & Rubber Co.	208,089	2,235
	KB Home	26,314	2,177
	Autoliv Inc.	21,353	2,117
*	Chewy Inc. Class A	58,855	1,966
	Wyndham Hotels & Resorts Inc.	19,607	1,925
	Gentex Corp.	60,513	1,849
	Vail Resorts Inc.	9,340	1,674
	Nordstrom Inc.	70,497	1,601
	Brunswick Corp.	18,857	1,518
	Carter's Inc.	26,382	1,440
*	Under Armour Inc. Class A	137,884	1,339
[1]	Choice Hotels International Inc.	8,439	1,276
	Columbia Sportswear Co.	12,449	1,086
	Wendy's Co.	57,340	1,053
*	Capri Holdings Ltd.	44,720	1,047
*	Visteon Corp.	11,086	1,035
*	YETI Holdings Inc.	22,251	898
	Travel + Leisure Co.	15,281	854
*	Under Armour Inc. Class C	94,527	829
*	Hilton Grand Vacations Inc.	17,742	752
			114,622
Consumer Staples (5.6%)
*	US Foods Holding Corp.	178,563	12,458
*	Performance Food Group Co.	113,782	10,040
*	BJ's Wholesale Club Holdings Inc.	96,897	9,331
*	Sprouts Farmers Market Inc.	43,135	6,663
*	Darling Ingredients Inc.	116,110	4,706
	Ingredion Inc.	30,402	4,479
*	Post Holdings Inc.	34,555	4,163
*	BellRing Brands Inc.	44,352	3,480
	Flowers Foods Inc.	142,997	3,235
*	Pilgrim's Pride Corp.	29,434	1,519

		Shares	Market Value ($000)
	Lancaster Colony Corp.	7,316	1,360
*	Boston Beer Co. Inc. Class A	3,477	1,100
			62,534
Energy (3.8%)
	Expand Energy Corp.	150,756	14,919
*	Antero Resources Corp.	213,454	6,978
	HF Sinclair Corp.	118,424	4,847
	NOV Inc.	287,455	4,605
	DT Midstream Inc.	26,235	2,784
	PBF Energy Inc. Class A	72,705	2,289
	Murphy Oil Corp.	59,027	1,917
	Antero Midstream Corp.	103,306	1,650
	Viper Energy Inc. Class A	26,667	1,443
	ChampionX Corp.	45,899	1,420
			42,852
Financials (25.5%)
	Fidelity National Financial Inc.	189,680	12,024
	Reinsurance Group of America Inc.	48,086	10,983
	Unum Group	124,790	9,596
	Jefferies Financial Group Inc.	118,531	9,381
	Stifel Financial Corp.	74,850	8,668
	First Horizon Corp.	391,277	8,268
	Ally Financial Inc.	200,207	8,004
	American Financial Group Inc.	52,685	7,737
	Webster Financial Corp.	125,165	7,733
	Annaly Capital Management Inc.	365,811	7,291
	Old Republic International Corp.	173,637	6,767
	Wintrust Financial Corp.	48,554	6,701
	Zions Bancorp NA	107,841	6,527
	Interactive Brokers Group Inc. Class A	32,582	6,226
	SouthState Corp.	55,640	6,159
	Synovus Financial Corp.	105,120	5,999
	Prosperity Bancshares Inc.	69,553	5,824
	Old National Bancorp	232,892	5,394
	Equitable Holdings Inc.	109,732	5,292
	First American Financial Corp.	75,121	5,270
	East West Bancorp Inc.	46,553	5,106
	Cadence Bank	133,199	5,087
	RenaissanceRe Holdings Ltd.	17,137	4,904
	Glacier Bancorp Inc.	82,794	4,793
	Columbia Banking System Inc.	152,950	4,743
	Starwood Property Trust Inc.	231,809	4,722
	FNB Corp.	262,535	4,502
	Essent Group Ltd.	77,577	4,482
	Hanover Insurance Group Inc.	26,273	4,335
	Home BancShares Inc.	135,587	4,306
	Carlyle Group Inc.	79,831	4,249
	Janus Henderson Group plc	93,030	4,212
	Pinnacle Financial Partners Inc.	32,965	4,190
	United Bankshares Inc.	98,492	4,163
	Affiliated Managers Group Inc.	21,769	4,083
	UMB Financial Corp.	32,388	4,064
	Cullen/Frost Bankers Inc.	27,112	3,812
	Commerce Bancshares Inc.	50,536	3,727
	Western Alliance Bancorp	39,028	3,653
	Valley National Bancorp	342,581	3,645
	Voya Financial Inc.	43,074	3,575
	Kemper Corp.	44,219	3,161
	Associated Banc-Corp	117,182	3,128
	MGIC Investment Corp.	117,354	3,082
	CNO Financial Group Inc.	77,224	3,081
*	Texas Capital Bancshares Inc.	33,730	2,983
	SEI Investments Co.	36,040	2,978
	Western Union Co.	246,623	2,715
	SLM Corp.	95,267	2,608
	Flagstar Financial Inc.	217,610	2,605
	Evercore Inc. Class A	8,070	2,485
	Federated Hermes Inc. Class B	57,469	2,457
	First Financial Bankshares Inc.	56,322	2,348

		Shares	Market Value ($000)
*	Brighthouse Financial Inc.	44,359	2,319
	Selective Insurance Group Inc.	19,987	2,040
	RLI Corp.	10,638	1,871
	Bank OZK	36,981	1,848
	Hancock Whitney Corp.	30,261	1,797
	International Bancshares Corp.	22,259	1,628
*	Euronet Worldwide Inc.	14,179	1,491
			286,822
Health Care (8.7%)
*	Illumina Inc.	116,311	16,766
*	Tenet Healthcare Corp.	69,964	9,982
*	Globus Medical Inc. Class A	82,489	7,062
*	United Therapeutics Corp.	17,867	6,620
*	Avantor Inc.	287,899	6,063
*	Bio-Rad Laboratories Inc. Class A	13,981	4,761
	Encompass Health Corp.	40,409	4,160
*	BioMarin Pharmaceutical Inc.	61,162	4,039
*	Jazz Pharmaceuticals plc	26,152	3,180
*	HealthEquity Inc.	31,130	3,161
	DENTSPLY SIRONA Inc.	148,007	2,908
	Perrigo Co. plc	99,601	2,843
*	Envista Holdings Corp.	125,543	2,798
	Chemed Corp.	4,395	2,516
*	Cytokinetics Inc.	47,250	2,450
*	Doximity Inc. Class A	45,694	2,422
*	Masimo Corp.	12,251	2,114
*	Neogen Corp.	143,976	2,042
*	Enovis Corp.	40,778	1,990
	Bruker Corp.	32,277	1,870
*	Sarepta Therapeutics Inc.	13,926	1,857
*	Roivant Sciences Ltd.	121,059	1,539
*	Option Care Health Inc.	56,191	1,337
*	LivaNova plc	24,976	1,311
*	Haemonetics Corp.	14,947	1,307
*	Amedisys Inc.	13,819	1,263
			98,361
Industrials (14.2%)
	Regal Rexnord Corp.	48,585	8,391
	CNH Industrial NV	640,803	8,048
*	Fluor Corp.	125,065	7,020
	Knight-Swift Transportation Holdings Inc. Class A	118,183	7,015
*	American Airlines Group Inc.	479,485	6,962
	WESCO International Inc.	32,663	6,911
*	XPO Inc.	45,041	6,865
*	MasTec Inc.	44,934	6,473
	AECOM	52,860	6,183
	Genpact Ltd.	119,687	5,525
	Oshkosh Corp.	47,522	5,399
	Ryder System Inc.	31,603	5,336
	Valmont Industries Inc.	14,724	5,122
*	CACI International Inc. Class A	10,259	4,718
	AGCO Corp.	45,234	4,578
	Fortune Brands Innovations Inc.	54,370	4,257
	Curtiss-Wright Corp.	9,788	3,657
	Sensata Technologies Holding plc	110,221	3,542
	Acuity Brands Inc.	11,007	3,530
	Toro Co.	39,438	3,434
	Flowserve Corp.	52,758	3,219
	KBR Inc.	52,459	3,191
*	Kirby Corp.	24,520	3,102
	Science Applications International Corp.	24,314	3,021
	Donaldson Co. Inc.	37,803	2,951
*	Core & Main Inc. Class A	60,570	2,941
*	Middleby Corp.	19,630	2,815
	GATX Corp.	16,376	2,688
*	ExlService Holdings Inc.	50,676	2,349
	ManpowerGroup Inc.	34,643	2,230
	Timken Co.	28,426	2,202
*	GXO Logistics Inc.	32,273	1,963

		Shares	Market Value ($000)
	Hexcel Corp.	30,440	1,930
	Exponent Inc.	18,150	1,792
	EnerSys	16,749	1,619
	Concentrix Corp.	34,343	1,544
	Landstar System Inc.	8,283	1,540
	MSC Industrial Direct Co. Inc. Class A	15,080	1,295
	Terex Corp.	21,493	1,178
	Insperity Inc.	13,018	1,026
*	Parsons Corp.	9,553	916
	Maximus Inc.	11,863	884
			159,362
Information Technology (8.7%)
*	DocuSign Inc. Class A	149,472	11,911
*	Coherent Corp.	111,932	11,211
*	Flex Ltd.	196,995	7,677
	TD SYNNEX Corp.	55,538	6,608
*	Kyndryl Holdings Inc.	168,815	5,860
*	Arrow Electronics Inc.	38,659	4,645
*	Ciena Corp.	61,908	4,316
*	Lumentum Holdings Inc.	49,577	4,312
	Belden Inc.	29,796	3,647
	Avnet Inc.	64,342	3,520
*	ASGN Inc.	32,711	2,995
	MKS Instruments Inc.	25,057	2,848
	Cognex Corp.	70,130	2,804
*	Aspen Technology Inc.	9,699	2,425
	Crane NXT Co.	35,875	2,249
*	Commvault Systems Inc.	12,767	2,191
	Amkor Technology Inc.	82,756	2,188
*	MACOM Technology Solutions Holdings Inc.	15,603	2,072
*	Novanta Inc.	11,012	1,839
*	Cirrus Logic Inc.	16,770	1,752
*	Allegro MicroSystems Inc.	73,769	1,603
	Vishay Intertechnology Inc.	82,847	1,582
	Dolby Laboratories Inc. Class A	18,736	1,467
*	Synaptics Inc.	17,016	1,365
	Power Integrations Inc.	20,748	1,359
	Littelfuse Inc.	5,431	1,340
*	Blackbaud Inc.	11,074	930
*	IPG Photonics Corp.	11,013	859
			97,575
Materials (7.3%)
	Alcoa Corp.	188,625	8,758
	United States Steel Corp.	163,355	6,660
	Graphic Packaging Holding Co.	219,126	6,594
	Berry Global Group Inc.	83,674	6,050
	RPM International Inc.	43,258	6,003
	Commercial Metals Co.	83,961	5,180
*	Cleveland-Cliffs Inc.	352,587	4,390
	Crown Holdings Inc.	46,125	4,248
	Sonoco Products Co.	71,741	3,722
	AptarGroup Inc.	19,874	3,437
	Avient Corp.	66,671	3,417
	Silgan Holdings Inc.	59,252	3,409
	Royal Gold Inc.	23,040	3,370
	Ashland Inc.	35,654	2,783
	Chemours Co.	108,987	2,369
	Olin Corp.	50,616	2,156
	Louisiana-Pacific Corp.	15,984	1,889
*	Arcadium Lithium plc	306,224	1,608
	Scotts Miracle-Gro Co.	19,292	1,487
	Cabot Corp.	13,210	1,448
	Greif Inc. Class A	18,843	1,338
*	Knife River Corp.	11,988	1,241
			81,557
Real Estate (9.3%)
*	Jones Lang LaSalle Inc.	34,656	9,724
	WP Carey Inc.	159,788	9,118

			Shares	Market Value ($000)
		Gaming & Leisure Properties Inc.	114,195	5,894
		Agree Realty Corp.	73,305	5,630
		Vornado Realty Trust	121,000	5,209
		Healthcare Realty Trust Inc. Class A	265,061	4,856
		Omega Healthcare Investors Inc.	111,074	4,511
		Kite Realty Group Trust	160,379	4,422
		Rexford Industrial Realty Inc.	97,564	4,105
		NNN REIT Inc.	84,481	3,715
		Brixmor Property Group Inc.	123,215	3,705
		CubeSmart	73,992	3,667
		Lamar Advertising Co. Class A	26,950	3,612
		Independence Realty Trust Inc.	164,078	3,583
		Cousins Properties Inc.	111,085	3,526
		American Homes 4 Rent Class A	91,893	3,519
		Equity LifeStyle Properties Inc.	49,026	3,497
		Kilroy Realty Corp.	77,137	3,204
		Sabra Health Care REIT Inc.	171,048	3,204
		First Industrial Realty Trust Inc.	50,246	2,686
		STAG Industrial Inc.	66,481	2,446
		PotlatchDeltic Corp.	52,431	2,351
		EastGroup Properties Inc.	13,498	2,324
		Rayonier Inc.	60,695	1,934
		COPT Defense Properties	50,071	1,650
		National Storage Affiliates Trust	26,018	1,173
		EPR Properties	21,008	953
				104,218
Utilities (4.8%)
		OGE Energy Corp.	146,661	6,447
		UGI Corp.	156,753	4,761
		National Fuel Gas Co.	66,704	4,267
		Essential Utilities Inc.	95,593	3,826
		New Jersey Resources Corp.	72,405	3,735
		Portland General Electric Co.	75,253	3,606
		Southwest Gas Holdings Inc.	43,956	3,436
		Black Hills Corp.	50,925	3,263
		TXNM Energy Inc.	66,049	3,240
		ONE Gas Inc.	41,366	3,225
		Ormat Technologies Inc.	39,284	3,206
		Spire Inc.	42,164	3,086
		IDACORP Inc.	23,718	2,810
		ALLETE Inc.	42,167	2,736
		Northwestern Energy Group Inc.	44,757	2,472
				54,116
Total Common Stocks (Cost $879,041)				1,118,835
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $3,898)	4.651%	38,991	3,898
Total Investments (100.0%) (Cost $882,939)				1,122,733
Other Assets and Liabilities—Net (0.0%)				218
Net Assets (100%)				1,122,951
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,149,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,170,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2024	4	1,351	53

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lithia Motors Inc. Class A	1/31/25	CITNA	2,160	(4.677)	350	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $274,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,118,835	—	—	1,118,835
Temporary Cash Investments	3,898	—	—	3,898
Total	1,122,733	—	—	1,122,733

Derivative Financial Instruments
Assets
Futures Contracts[1]	53	—	—	53
Swap Contracts	—	350	—	350
Total	53	350	—	403
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.